[PHOTOGRAPH OF FIRST HAWAIIAN BANK]

             A FAMILY OF MUTUAL FUNDS ADVISED BY FIRST HAWAIIAN BANK

                                     BISHOP
                                    --------
                                     STREET
                                    --------
                                      FUNDS

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997





                                   EQUITY FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                                  BISHOP STREET
                                TABLE OF CONTENTS
                                      FUNDS
      LETTER TO SHAREHOLDERS ................................................ 2

      EQUITY FUND
            Investment Adviser's Report & Management Discussion ............. 4
            Statement of Net Assets ......................................... 7

      HIGH GRADE INCOME FUND
            Investment Adviser's Report & Management Discussion .............12
            Statement of Net Assets .........................................15

      HAWAII MUNICIPAL BOND FUND
            Investment Adviser's Report & Management Discussion .............18
            Statement of Net Assets .........................................21

      MONEY MARKET FUND & TREASURY MONEY MARKET FUND
            Investment Adviser's Report & Management Discussion .............26
            Statement of Net Assets .........................................27

      Financial Statements ..................................................32
      Financial Highlights ..................................................36
      Notes to Financial Statements .........................................38

[PHOTO OF ROBERT A. ALM]

DEAR FELLOW SHAREHOLDER:

We are pleased to present to you the Bishop Street Funds' Semi-Annual Report to Shareholders.

Good news! We've converted Bishop Street Funds to a no-load structure. What this means to you is no upfront or redemption sales charge which lowers your investment costs and increases your net return.

During the past six months, the Bishop Street Funds experienced continued deliberate and steady growth, expanding our fund family to meet your investment needs. In January, we added two new funds to the Bishop Street line-up: the Equity Fund and the High Grade Income Fund to provide you with additional investment options for growth opportunities and maximum income.

The stock market continues to set records, as the economy's growth rate remains moderate, corporate profits continue to advance, inflation is nil and interest rates remain low. Meanwhile, Congress and the President signed an agreement to balance the federal budget and cut capital gains taxes. A shrinking federal budget deficit reduces the demand for borrowing and lowers interest rates. Cutting the capital gains rate enhances the potential rate of return on stocks and bonds.

Although there are no dark clouds on the horizon, the stock market's lofty level does not allow much room for disappointment on the key variables of inflation, interest rates or profits. As a result, we continue to be alert to adverse changes in the environment.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997

The taxable and municipal bond markets produced moderate returns during the first half of 1997, as interest rate volatility cut into total returns. However, bonds continue to offer attractive income in relation to inflation.

You can be assured that the Bishop Street Funds will remain dedicated to providing you with high quality service and prudent investment management.

This report contains important information for the six months ending June 30, 1997 including the Investment Adviser's Report, Management Discussion & Analysis of Fund Performance, the Statement of Net Assets and other financial information for each Fund. If you have any questions about this report or the Bishop Street Funds, we invite you to call Bishop Street Investor Services at 1-800-262-9565 or your Investment Specialist.


Thank you for choosing the Bishop Street Funds.


Sincerely,




/S/ SIGNATURE
Robert A. Alm
Senior Vice President and Manager,
Financial Management Group
First Hawaiian Bank, Investment Adviser

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS
EQUITY FUND

Investment Adviser's Report:

Early this year, the stock market appeared to be in for a rough ride. The economy was growing at a rapid rate, rekindling fears of inflation. Corporate earnings appeared soft, particularly in the technology sector. The Federal Reserve Board hiked short-term interest rates from 5.25% to 5.50%, and investors feared further Fed action later in the year. As a result, the S&P 500 Index fell 7.5% between March 11th and April 2nd. Other market segments, notably small capitalization stocks, fell much further. Bond markets were similarly jittery as the yield on the 30-year U.S. Treasury bond reached 7%. As the first quarter ended, investor sentiment was clearly pessimistic.

A DRAMATIC SHIFT: However, within weeks, investor sentiment shifted dramatically -- and this relentless bull market resumed. As it became apparent that the economy in the second quarter would grow more slowly, the Fed did not raise interest rates at its May meeting. Long-term interest rates began to fall, as inflation data remained benign. Meanwhile, first quarter corporate profits surprised investors on the upside.

After a nearly 10% decline this spring, the stock market used the lows of April as a launching pad for new highs in June. By June 30th, the S&P 500 Index recorded a first-half gain of 144.4 points, or 19.49%, to close at 885.14. Small capitalization stocks also made a comeback, and the NASDAQ index, heavily dominated by the technology sector, rocketed to new highs.

A continuation of strong corporate profits will be necessary to sustain the upward trend in the stock market. That may be difficult in the current environment, in which economic growth is slowing. However, since interest rates remain low, corporate productivity is impressive and there are no signs of inflation, we remain optimistic but cautious about the market's near-term future.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997

Management Discussion & Analysis of Fund Performance:

The investment objective of the new Equity Fund, launched January 31, 1997, is to produce long-term growth of capital, with a secondary goal of current income. We seek to do this by focusing on the large capitalization growth companies of the S&P 500 Index, many of which are leaders in their markets and operate globally. The companies also tend to have earnings momentum--that is, their earnings are growing at an increasing rate.

As a way to reduce risk, the Fund holds a broadly diversified portfolio of 70 to 100 stocks, representing virtually every industry sector of the S&P 500. Since we take a long-term view of investing, we tend to have relatively low turnover in the portfolio.

During the five months ended June 30, 1997, the Fund produced a total return of 12.2%. In comparison, the average domestic growth fund as measured by Lipper Analytical Services, Inc. was up 8.6% and the unmanaged S&P 500 Index was up 13.5%.

The pharmaceutical industry was one of several that contributed positively to the Fund's strong performance during the period. Our largest positions in this industry have extensive product lines and better than expected earnings. We intend to maintain our strong weighting in this industry, due to its expected earnings growth of 15%-20% per year over the next five years and reasonable stock price valuations today.

Another industry that performed well for us was the oil sector. Although the price of oil has been volatile, the major companies have made technological advances in exploration--as well as reductions in overhead--which reduce the price of oiL at which they can be profitable. The major international oil companies that we own have strong free cash flows, good balance sheets and excellent management. We also like the oil service companies which help the major oil companies in their exploration efforts.

In technology, the big capitalization leaders continued to perform strongly. The companies we tend to select are leaders in their fields, with strong management and dynamic earnings potential. The U.S. is increasingly viewed as the world leader in technology, and the stocks reflect that assessment.

In recent months, we have begun to overweight financial services companies relative to the S&P 500 Index. The financial services industry continues to consolidate. In addition, the banks that we own in the portfolio continue to move toward fee income by focusing on businesses such as asset management and away from traditional net interest margin businesses such as corporate lending that are so sensitive to changes in interest rates.

BISHOP STREET FUNDS
            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                  BISHOP STREET EQUITY FUND VERSUS THE S&P 500
             COMPOSITE INDEX AND THE LIPPER DOMESTIC EQUITY AVERAGE

                                  [LINE GRAPH]

                                  1/31/97    2/97      3/97     4/97      5/97      6/97
BISHOP STREET EQUITY FUND         $10,000    $10,020   $9,593   $10,139   $10,655   $11,105
S&P 500 COMPOSITE INDEX           $10,000    $10,078   $9,665   $10,241   $10,863   $11,350
LIPPER DOMESTIC EQUITY AVERAGE    $10,000     $9,852   $9,410    $9,642   $10,424   $10,856

                                                    ANNUALIZED   CUMULATIVE
                            ONE MONTH    3 MONTH     INCEPTION    INCEPTION
                             RETURN      RETURN      TO DATE*     TO DATE*
                         ---------------------------------------------------
INSTITUTIONAL SHARES          4.22%      15.75%       31.96%       12.16%

                         *Commenced operations 1/31/97

                                TOP TEN HOLDINGS
                                                        Percentage of
                                                         Investments
----------------------------------------------------------------------
   1. Intel Corporation                                     4.0%
   2. General Electric Company                              3.7%
   3. Microsoft Corporation                                 2.9%
   4. Exxon Corporation                                     2.5%
   5. Boeing Company                                        2.0%
   6. Citicorp                                              1.8%
   7. Royal Dutch Petroleum Company                         1.8%
   8. Merck & Company Incorporated                          1.7%
   9. Nationsbank Corporation                               1.7%
  10. Philip Morris Companies Incorporated                  1.6%

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)
EQUITY FUND -- STATEMENT OF NET ASSETS
                                                                       Market
                                                                        Value
       Shares                                                           (000)
       -------                                                         -------
                              COMMON STOCK -- 95.2%
AIR TRANSPORTATION -- 0.5%
      5,400    Federal Express Corp.*                                $    312
                                                                     --------
AIRCRAFT -- 4.1%
      7,200    Allied Signal, Inc.                                        605
     23,800    Boeing Co.                                               1,263
      8,500    United Technologies Corp.                                  705
                                                                     --------
                                                                        2,573
                                                                     --------
APPAREL/TEXTILES -- 0.5%
      7,200    Liz Claiborne Inc.                                         336
                                                                     --------
AUTOMOTIVE -- 0.8%
      8,100    Chrysler Corp.                                             266
      4,700    General Motors Corp.                                       262
                                                                     --------
                                                                          528
                                                                     --------
BANKS -- 8.2%
      9,300    Chase Manhattan Corp.                                      903
      9,500    Citicorp                                                 1,145
     10,000    First Chicago NBD Corp.                                    605
      9,100    First Union Corp.                                          842
     16,400    NationsBank Corp.                                        1,058
     11,300    Norwest Corp.                                              636
                                                                     --------
                                                                        5,189
                                                                     --------
BEAUTY PRODUCTS -- 2.3%
      7,600    Gillette Co.                                               720
      5,300    Proctor & Gamble Co.                                       749
                                                                     --------
                                                                        1,469
                                                                     --------
CHEMICALS -- 2.2%
      5,500    Air Products & Chemicals, Inc.                             447
     22,100    Monsanto Co.                                               952
                                                                     --------
                                                                        1,399
                                                                     --------
COMMUNICATIONS EQUIPMENT -- 2.1%
     13,100    GTE Corp.                                                  575
      9,900    Motorola, Inc.                                             752
                                                                     --------
                                                                        1,327
                                                                     --------
BISHOP STREET FUNDS
EQUITY FUND -- STATEMENT OF NET ASSETS
(CONTINUED)
                                                                       Market
                                                                        Value
       Shares                                                           (000)
       -------                                                         -------
                           COMMON STOCK -- CONTINUED
COMPUTERS & SERVICES -- 3.8%
      8,400    Cisco Systems, Inc.*                                  $    564
      3,000    Compaq Computer Corp.*                                     298
     10,700    Hewlett Packard Co.                                        599
     10,200    International Business Machine Corp.                       920
                                                                     --------
                                                                        2,381
                                                                     --------
DRUGS -- 10.6%
      7,900    Abbott Laboratories                                        527
      7,400    American Home Products Corp.                               566
      4,000    Amgen Inc.*                                                232
     10,600    Bristol-Myers Squibb Co.                                   859
      7,100    Eli Lilly & Co.                                            776
     11,600    Johnson & Johnson                                          747
     10,600    Merck & Co., Inc.                                        1,097
      5,700    Pfizer Inc.                                                681
     10,000    Schering Plough Corp.                                      479
      6,200    Warner Lambert Co.                                         770
                                                                     --------
                                                                        6,734
                                                                     --------
ELECTRICAL UTILITIES -- 0.4%
      5,900    FPL Group, Inc.                                            272
                                                                     --------
ENTERTAINMENT -- 0.8%
      6,100    Walt Disney Co.                                            490
                                                                     --------
ENVIRONMENTAL SERVICES -- 0.5%
      9,100    Waste Management, Inc.                                     292
                                                                     --------
FINANCIAL SERVICES -- 3.3%
      6,300    American Express Co.                                       469
      9,800    Federal Home Loan Mortgage Corp.                           337
     16,500    Federal National Mortgage Association                      720
      9,800    Merrill Lynch & Co., Inc.                                  584
                                                                     --------
                                                                        2,110
                                                                     --------
FOOD, BEVERAGE & TOBACCO -- 4.9%
     13,800    Campbell Soup, Co.                                         690
     14,600    Coca Cola, Co.                                           1,018
     23,400    Philip Morris Companies Inc.                             1,038
      7,700    Sara Lee Corp.                                             321
                                                                     --------
                                                                        3,067
                                                                     --------
GAS/NATURAL GAS -- 0.9%
     13,600    Williams Companies Inc.                                    595
                                                                     --------

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                      Market
                                                                       Value
       Shares                                                          (000)
       -------                                                        -------
                            COMMON STOCK -- CONTINUED
HOTELS & LODGING -- 0.7%
     17,500    Hilton Hotels Corp.                                   $    465
                                                                     --------
INSURANCE -- 4.4%
      4,900    American International Group, Inc.                         732
      5,200    Chubb Corp.                                                348
      1,600    Cigna Corp.                                                284
      1,600    General Re Corp.                                           291
      4,100    Hartford Financial Services Group Inc.                     339
     12,000    Travelers Group Inc.                                       757
                                                                     --------
                                                                        2,751
                                                                     --------
MACHINERY -- 5.5%
     12,450    Baker Hughes, Inc.                                         482
      7,100    Deere & Co.                                                390
      5,000    Emerson Electric Co.                                       275
     35,800    General Electric, Co.                                    2,340
                                                                     --------
                                                                        3,487
                                                                     --------
MEDICAL PRODUCTS & SERVICES -- 0.7%
     11,600    Columbia/HCA Healthcare Corp.                              456
                                                                     --------
METALS & MINING -- 0.5%
      4,000    Phelps Dodge Corp.                                         341
                                                                     --------
MISCELLANEOUS BUSINESS SERVICES -- 5.4%
     12,900    First Data Corp.                                           567
     14,300    Microsoft, Corp.*                                        1,807
     13,400    Oracle Corp.*                                              675
      9,100    Sun Microsystems, Inc.*                                    339
                                                                     --------
                                                                        3,388
                                                                     --------
MISCELLANEOUS CONSUMER SERVICES -- 0.4%
      8,300    Service Corp International                                 273
                                                                     --------
OFFICE FURNITURE & FIXTURES -- 0.9%
     14,000    Johnson Controls, Inc.                                     575
                                                                     --------
PAPER & PAPER PRODUCTS -- 0.9%
      6,200    Kimberly-Clark Corp.                                       308
      4,600    Mead Corp.                                                 286
                                                                     --------
                                                                          594
                                                                     --------
PETROLEUM & FUEL PRODUCTS -- 1.1%
      5,400    Schlumberger Ltd.                                          675
                                                                     --------

BISHOP STREET FUNDS
EQUITY FUND -- STATEMENT OF NET ASSETS
(CONTINUED)
                                                                      Market
                                                                       Value
       Shares                                                          (000)
       -------                                                        -------
                            COMMON STOCK -- CONCLUDED
PETROLEUM REFINING -- 9.7%
      7,300    Amoco Corp.                                           $    635
      7,800    British Petroleum, ADR                                     584
      9,200    Chevron, Corp.                                             680
     25,400    Exxon Corp.                                              1,562
      8,800    Mobil Corp.                                                615
     20,800    Royal Dutch Petroleum Co. New York Registry              1,131
      8,700    Texaco, Inc.                                               946
                                                                     --------
                                                                        6,153
                                                                     --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.4%
      3,200    Eastman Kodak Co.                                          246
                                                                     --------
RAILROADS -- 0.9%
     15,700    Illinois Central, Corp.                                    549
                                                                     --------
RETAIL -- 5.6%
      8,700    Albertson's Inc.                                           318
     13,900    Dayton-Hudson Corp.                                        739
     10,400    Home Depot, Inc.                                           717
      9,200    McDonald's Corp.                                           444
     18,800    Pepsico, Inc.                                              706
     11,500    Sears Roebuck & Co.                                        618
                                                                     --------
                                                                        3,542
                                                                     --------
RUBBER & PLASTIC -- 0.8%
      8,200    Nike, Inc., Cl B                                           479
                                                                     --------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.0%
     17,850    Intel Corp.                                              2,531
                                                                     --------
TELEPHONES & TELECOMMUNICATION -- 6.9%
     15,600    AT & T Corp.                                               547
     21,700    Airtouch Communications Inc.*                              594
      5,800    Bell Atlantic Corp.                                        440
     12,000    Bellsouth Corp.                                            556
     10,300    Lucent Technologies Inc.                                   742
      3,700    NYNEX, Corp.                                               213
      5,800    SBC Communications, Inc.                                   359
      5,000    US West Communications Group                               188
     22,200    Worldcom Inc.*                                             710
                                                                     --------
                                                                        4,349
                                                                     --------
WHOLESALE -- 0.5%
      1,600    Unilever NV, ADR                                           342
                                                                     --------

               TOTAL COMMON STOCK (Cost $52,972)                       60,270
                                                                     --------

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                      Market
                                                                       Value
       Shares                                                          (000)
       -------                                                        -------
                             CASH EQUIVALENT -- 4.7%
      2,602    SEI Daily Income Trust Money Market Portfolio         $  2,603
        384    SEI Daily Income Trust Prime Obligation Portfolio          385
                                                                     --------

               TOTAL CASH EQUIVALENT (Cost $2,988)                      2,988
                                                                     --------

TOTAL INVESTMENTS (COST $55,960)-- 99.9%                               63,258
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET-- 0.1%                                   38
                                                                     --------
                                   NET ASSETS:
Fund shares of Institutional Class A (unlimited authorization -- no par value) based on 5,668,039 outstanding shares of beneficial
   interest                                                            56,634
Accumulated net realized loss on investments                             (636)
Net unrealized appreciation on investments                              7,298
                                                                     --------
TOTAL NET ASSETS-- 100.0%                                             $63,296
                                                                     ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL CLASS A                             $11.17
                                                                     --------

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

HIGH GRADE INCOME FUND

Investment Adviser's Report:

The bond market turned in mixed results in the first half of 1997. During the first quarter, bonds were weak as investors anticipated action by the Federal Reserve Board to raise interest rates in response to a fast-growing economy.

Although the Fed boosted short-term rates from 5.25% to 5.50% on March 25th, no further action took place during the first half of the year. The reasons: the economy showed signs of slowing and inflation did not reappear as feared. As a result, bonds rebounded strongly in the second quarter.

A good way to assess the bond market at a given point in time is to look at the U.S. Treasury bond yield. On January 31st, the ten year security was yielding 6.49%. On June 30th, the yield was 6.50%. From point to point, the market would appear quiet, since bond prices move inversely to interest rates. However, during the five months between the points, yields were very volatile as investors struggled to interpret conflicting economic data.

SECOND FED ACTION EXPECTED: Historically, strong economic growth, as exhibited in the first quarter of 1997, has been followed by higher inflation. That is not happening now, even though the economy is in the seventh year of an expansion. Another pattern is that the Fed typically raises interest rates more than once. Many investors expected another Fed action in May, but it did not happen.

The second quarter was also a time of good news on the federal budget deficit, which could be as low as $37 billion in fiscal 1997, or just half of one percent of Gross Domestic Product. That is a remarkable improvement compared to a few years ago, when the budget deficit was $300 billion. A shrinking budget deficit means that the U.S. government has lower financing needs, which in turn exerts downward pressure on interest rates.

The bond market's performance in the second half of the year got off to a great start in July, as the yield on the ten year Treasury bond fell sharply to 6.01% as of July 31st. However, we believe that inflation pressure will ultimately cause the Federal Reserve Board to raise short-term rates one more time late in the year. As a result, our fixed income strategy is one of caution over the next several months.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997


Management Discussion & Analysis of Fund Performance:

The investment objective of the new High Grade Income Fund, launched January 31, 1997, is to provide high total return consistent with prudent investment risk. We seek to do this by investing primarily in U.S. government bonds as well as high quality corporate securities. As of June 30, 1997, the portfolio was comprised of 30% in U.S. Treasuries, 30% in U.S. government agencies, 26% in corporates and the balance in cash equivalents.

Of course, U.S. government bonds are backed by the full faith and credit of the U.S. government and are rated AAA. The average corporate bond in the portfolio carries an A rating by Standard & Poor's Corporation.

For the five months ended June 30, 1997, the Fund's total return was 2.17%. In comparison, the average domestic fixed income fund as measured by Lipper Analytical Services Inc. produced a total return of 2.76% and the unmanaged Lehman Brothers Government/Corporate Bond Index was up 2.61%. As of June 30, 1997, the Fund's 30-day SEC yield -- an approximation of income -- was 5.60%.

The Fund slightly underperformed its benchmarks because we kept duration (sensitivity to interest rates) slightly shorter than neutral. That means that the bond prices in the portfolio were slightly less sensitive to falling interest rates. Since bond prices move inversely to interest rates, a shorter than average duration will underperform in a falling interest rate environment.

On the other hand, our strategy should have outperformed the averages had interest rates risen. With the economy growing above average trend rates, and with low unemployment, we anticipated that the Federal Reserve Board would raise interest rates again in the second quarter.

As we look ahead to year end, we expect the economy to pick up steam. With consumer confidence at record highs, unemployment at 25-year lows and real disposable income growth at about 4%, consumers are in a strong position to drive above-trend spending. As a result, we think inflation will accelerate slightly, triggering Fed action in the fourth quarter. Our strategy is to remain duration-neutral until then, and then we may extend duration if the Fed acts.

When you compare the income currently offered by the Fund to the current level of inflation, the difference is about 4%, a relatively high figure by historical standards. The High Grade Income Fund will continue to strive to offer conservative management, preservation of capital, and income consistent with a high quality portfolio.

BISHOP STREET FUNDS

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
             BISHOP STREET HIGH GRADE INCOME FUND VERSUS THE LEHMAN GOVERNMENT/CORPORATEINDEX AND THE LIPPER DOMESTIC FIXED INCOME AVERAGE

                                  [LINE GRAPH]

                               1/31/97   2/97      3/97     4/97      5/97       6/97
BISHOP STREET HIGH GRADE
   INCOME FUND                 $10,000   $10,015   $9,902   $10,030   $10,108   $10,216
LEHMAN GOVERNMENT/CORPORATE
   INDEX                       $10,000   $10,021   $9,902   $10,046   $10,140   $10,261
LIPPER DOMESTIC FIXED
   INCOME AVERAGE              $10,000   $10,044   $9,936   $10,053   $10,160   $10,275

                                                   ANNUALIZED    CUMULATIVE
                            ONE MONTH    3 MONTH    INCEPTION     INCEPTION
                             RETURN      RETURN     TO DATE*      TO DATE*
                         ---------------------------------------------------
INSTITUTIONAL SHARES          1.07%       3.17%       5.32%         2.17%

                         *Commenced operations 1/31/97


           TOP TEN HOLDINGS                                              Percentage
                                                 Coupon       Maturity       of
                                                  Rate          Date     Investments
------------------------------------------------------------------------------------
 1. Federal National Mortgage Association          6.60%    May 8, 2002     8.2%
 2. United States Treasury Note                    5.75%    Dec. 31, 1998   6.1%
 3. United States Treasury Note                    5.88%    Nov. 15, 1999   6.1%
 4. Federal Home Loan Mortgage Corp.               5.69%    Jan. 24, 2001   4.4%
 5. United States Treasury Note                    6.38%    Jan. 15, 1999   4.1%
 6. Federal National Mortgage Association          7.40%    July 1, 2004    3.4%
 7. Texas Instrument                               8.75%    Apr. 1, 2007    3.2%
 8. United States Treasury Bond                    7.50%    Nov. 15, 2016   3.1%
 9. United States Treasury Note                    8.50%    Nov. 15, 2000   3.0%
10. Federal Home Loan Bank                         7.57%    Aug. 19, 2004   3.0%

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

HIGH GRADE INCOME FUND -- STATEMENT OF NET ASSETS

        Face                                                          Market
       Amount                                                          Value
        (000)                                                          (000)
       -------                                                        -------
                         CORPORATE OBLIGATIONS -- 28.1%
AIRCRAFT -- 2.3%
               Boeing
       $600    6.350%, 06/15/03                                      $    586
                                                                     --------
BANKS -- 1.2%
               Bayerische Landesbank
        300    6.375%, 10/15/05                                           289
                                                                     --------
CHEMICALS -- 4.3%
               Hercules
        600    6.625%, 06/01/03                                           588
               PPG Industries, Inc.
        500    6.875%, 02/15/12                                           487
                                                                     --------
                                                                        1,075
                                                                     --------
COMMUNICATIONS EQUIPMENT -- 1.2%
               Rockwell International Corp.
        300    6.625%, 06/01/05                                           295
                                                                     --------
FOOD, BEVERAGE & TOBACCO -- 5.4%
               Pet Inc.
        700    6.500%, 07/01/03                                           678
               Philip Morris Companies, Inc.
        700    6.375%, 02/01/06                                           659
                                                                     --------
                                                                        1,337
                                                                     --------
INSURANCE -- 2.7%
               Aon Corp.
        700    6.300%, 01/15/04                                           671
                                                                     --------
MACHINERY -- 1.2%
               Dresser Industries, Inc.
        300    6.250%, 06/01/00                                           298
                                                                     --------
PRINTING & PUBLISHING -- 2.8%
               Tribune Co.
        700    6.875%, 11/01/06                                           694
                                                                     --------
RETAIL -- 1.1%
               Lowes Companies Inc.
        300    6.375%, 12/15/05                                           287
                                                                     --------

BISHOP STREET FUNDS
HIGH GRADE INCOME FUND -- STATEMENT OF NET ASSETS
(CONTINUED)

        Face                                                          Market
       Amount                                                          Value
        (000)                                                          (000)
       -------                                                        -------
                       CORPORATE OBLIGATIONS -- CONCLUDED
SEMI-CONDUCTORS/INSTRUMENTS -- 3.1% Texas Instruments, Inc.
    $   700    8.750%, 04/01/07                                      $    778
                                                                     --------
TELEPHONES & TELECOMMUNICATION -- 2.8%
               US West Communications Group, Inc.
        700    6.625%, 09/15/05                                           686
                                                                     --------
               TOTAL CORPORATE OBLIGATIONS (Cost $7,020)                6,996
                                                                     --------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.3%
               FHLB
        700    7.170%, 03/29/00                                           714
        400    6.000%, 07/05/00                                           395
        700    7.310%, 07/06/01                                           719
        700    7.570%, 08/19/04                                           735
               FHLMC
      1,100    5.690%, 01/24/01                                         1,070
        700    6.220%, 03/24/03                                           686
               FNMA
      2,000    6.605%, 05/08/02                                         2,004
        700    6.590%, 05/21/02                                           704
        300    6.350%, 06/10/05                                           292
        400    6.440%, 06/21/05                                           392
        800    7.400%, 07/01/04                                           833
                                                                     --------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,555)   8,544
                                                                     --------

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

        Face                                                          Market
   Amount/Shares                                                       Value
        (000)                                                          (000)
    -------------                                                     -------
                       U.S. TREASURY OBLIGATIONS -- 32.6%
               U.S. Treasury Bond
     $  700    7.500%, 11/15/16                                      $    748
               U.S. Treasury Notes
      1,500    5.750%, 12/31/98                                         1,495
      1,000    6.375%, 01/15/99                                         1,005
        500    7.500%, 10/31/99                                           514
      1,500    5.875%, 11/15/99                                         1,490
        700    8.500%, 11/15/00                                           746
        700    7.750%, 02/15/01                                           732
        700    6.125%, 12/31/01                                           693
        700    6.375%, 08/15/02                                           700
                                                                     --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,147)            8,123
                                                                     --------
                             CASH EQUIVALENT -- 3.4%
        622    SEI Daily Income Trust Money Market Portfolio              623
        223    SEI Daily Income Trust Prime Obligation Portfolio          224
                                                                     --------

               TOTAL CASH EQUIVALENT (Cost $847)                          847
                                                                     --------

TOTAL INVESTMENTS (COST $24,569)-- 98.4%                               24,510
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET-- 1.6%                                  399
                                                                     --------
                                   NET ASSETS:
Fund shares of Institutional  Class A (unlimited  authorization -- no par value)
   based on 2,496,881 outstanding shares of beneficial interest       24,967
Accumulated net realized gain on investments                               1
Net unrealized depreciation on investments                               (59)
                                                                     --------
TOTAL NET ASSETS --100.0%                                             $24,909
                                                                     ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL CLASS A                              $9.98
                                                                     --------
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS


HAWAII MUNICIPAL BOND FUND

Investment Adviser's Report:

The municipal bond market tracked the fixed income markets as a whole during the first half of 1997, producing total returns on a par with historical norms.

In the first quarter, the U.S. economy was growing rapidly, and the Federal Reserve Board raised short-term interest rates by a quarter percentage point in an attempt to slow the economy down and ward off inflation. As the second quarter began, many municipal as well as taxable fixed income investors feared that this move would be followed by a series of additional actions.

However, by late April, the economy was slowing and inflation was in check. With the expectation that the Fed probably wouldn't have to tighten the money supply further, the taxable and tax-exempt bond markets rallied, and yields ended the first half of 1997 at about their same levels on January 1st.

The municipal bond market faced a shortage of supply during the period, as approximately $40 billion of municipal bonds, or more than 20% of the entire 1997 new issue volume, were called and retired from the market.

HAWAII BONDS TRADE ACTIVELY: Despite the March downgrading of the State of Hawaii by Standard & Poor's Corporation from AA to A+, Hawaii issues have traded extremely well in the market, and have been in chronic short supply. The State has taken some measures to improve its fiscal position, but will have to do more to have a significant impact in correcting the budgetary imbalances. Tourism, which is dependent upon healthy economies on the U.S. mainland and in Japan, has recovered only slightly. While a $1 billion capital improvement program recently authorized by the state legislature should improve tax revenue flow, we hope that longer-term solutions will be forthcoming, such as an improvement in the state's tax environment.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997

Management Discussion & Analysis of Fund Performance:

The primary goal of the Hawaii Municipal Bond Fund is to deliver a high level of current income that is exempt from both state and federal income tax. At June 30, 1997, the Fund was yielding 5.01%. For an individual in the highest combined federal and state income tax bracket, this translates into a taxable equivalent yield of 9.13%.* Few taxable fixed income investments with the quality comparable to a municipal bond portfolio generate such a high return today.

In generating this high yield, we seek to invest in the highest quality securities. Indeed, 86% of the portfolio is rated AAA or AA. In addition, our strategy is to remain broadly diversified in such sectors as transportation, education, health care and utilities -- as well as general obligations of the state and counties of Hawaii.

During the period, we added to our position in general obligation bonds issued by Maui County, which has demonstrated conservative fiscal management. As California's economy continues to strengthen, Maui's tourism industry stands to benefit. We also added to our State of Hawaii general obligation bond position, when the issue became insured -- and was rated AAA -- in May.

For the six months ending June 30, 1997, the Hawaii Municipal Bond Fund produced a total return of 2.82%. In comparison, the Lipper Hawaii Municipal Debt Funds Average was 2.78%. The Lehman Brothers Municipal Bond Index, an unmanaged measure of municipal bond funds nationally, was up 3.20% for the period.

For the twelve months ending June 30, 1997, the Hawaii Municipal Bond Fund produced a total return of 8.16%. In comparison, the Lipper Hawaii Municipal Debt Funds Average produced a total return of 7.73%. The Lehman Brothers Municipal Bond Index, was up 8.25% for the period.

In an attempt to help minimize interest rate risk, we continue to keep the portfolio's average maturity under 15 years -- shorter than most municipal funds. At this time, we don't believe the current market offers enough additional yield on longer maturities to offset the additional volatility.

Our strategy for the remainder of the year and beyond is to attempt to generate a high tax-exempt yield by investing in high-quality, highly-liquid securities issued by Hawaii municipalities.

*This information is based on a hypothetical illustration and is not representative of any investment securities.

BISHOP STREET FUNDS

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT BISHOP STREET HAWAII MUNICIPAL BOND FUND VERSUS THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE HAWAIIAN MUNICIPAL DEBT FUNDS AVERAGE.

                                   [LINE GRAPH]

                            2/28/95   3/95     6/95     9/95     12/95    3/96      6/96      9/96      12/96     3/97      6/97
BISHOP STREET HAWAII
   MUNICIPAL BOND FUND,
   INSTITUTIONAL CLASS      $10,000   $10,082  $10,289  $10,478  $10,941  $10,757   $10,850   $11,106   $11,402   $11,340   $11,724
LEHMAN BROTHERS MUNICIPAL
   BOND INDEX               $10,000   $10,115  $10,359  $10,657  $11,096  $10,962   $11,046   $11,300   $11,589   $11,562   $11,921
LIPPER HAWAIIAN MUNICIPAL
   DEBT FUNDS AVERAGE       $10,000   $10,097  $10,310  $10,529  $11,005  $10,808   $10,879   $11,146   $11,403   $11,339   $11,721

                                       ANNUALIZED   ANNUALIZED   CUMULATIVE
                            ONE YEAR     2 YEAR      INCEPTION    INCEPTION
                             RETURN      RETURN      TO DATE*     TO DATE*
                         ---------------------------------------------------
INSTITUTIONAL SHARES          8.06%       6.74%        6.96%       17.26%
                         ---------------------------------------------------
RETAIL SHARES                 8.16%       6.79%        6.99%       17.36%

                         *Commenced operations 2/15/95

              TOP TEN HOLDINGS                                              Percentage
                                                    Coupon       Maturity       of
                                                     Rate          Date     Investments
----------------------------------------------------------------------------------------
    1. Hawaii State                                   5.55%    July 1, 2007    4.7%
    2. Commonwealth of Puerto Rico                    6.50%    July 1, 2013    4.4%
    3. Hawaii State                                   6.25%    July 1, 2006    4.1%
    4. Hawaii State Dept. Budget & Finance            6.00%    July 1, 2020    3.9%
    5. Hawaii State                                   6.50%    July 1, 2022    3.8%
    6. Hawaii State                                   7.00%    July 1, 2020    3.1%
    7. Hawaii State                                   6.30%    July 1, 2008    3.1%
    8. Hawaii State                                   6.20%     May 1, 2026    3.0%
    9. Hawaii State                                   5.80%    July 1, 2016    2.9%
   10. Hawaii State                                   5.65%    Oct. 1, 2016    2.7%

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

HAWAII MUNICIPAL BOND FUND -- STATEMENT OF NET ASSETS

       Face                                                           Market
      Amount                                                           Value
       (000)                                                           (000)
      -------                                                         -------
                            MUNICIPAL BONDS -- 95.7%
GUAM -- 2.2%
               Guam Power Authority, Ser A, RB, AMBAC Insured
     $  400    6.375%, 10/01/08                                      $    430
               Guam, Government Limited Obligation, Ser A, RB
        150    7.100%, 11/15/09                                           157
                                                                     --------
                                                                          587
                                                                     --------
HAWAII -- 82.5%
             Department of Budget & Finance, Hawaiian Electric, RB, MBIA Insured
      750    6.200%, 05/01/26                                             778
             Department of Budget & Finance, Special Purpose Mortgage,
             Hawaii Electric Incorporated Project, Ser A, RB, MBIA Insured
      350    6.600%, 01/01/25                                             378
             Department of Budget & Finance, Queens Health  Systems, Ser A, RB
    1,000    6.000%, 07/01/20                                           1,028
             Department of Budget & Finance, Queens Health Systems, Ser A, RB
      250    5.875%, 07/01/11                                             258
             Department of Budget & Finance, Special Purpose Mortgage,
             Kaiser Permanente Project, Ser A, RB
      300    6.500%, 03/01/11                                             315
             Department of Budget & Finance, Special Purpose Mortgage,
             Kapiolani Health Care System Project, RB
      760    6.300%, 07/01/08                                             802
             Department of Budget & Finance, Special Purpose Mortgage,
             Kapiolani Health Care System Project, RB
      250    6.000%, 07/01/11                                             257
             Department of Budget & Finance, Special Purpose Mortgage,
             Kapiolani Health Care System Project, RB
      250    6.400%, 07/01/13                                             259
             Department of Budget & Finance, Special Purpose Mortgage,
             St. Francis Medical Center Project, RB, FSA Insured
      210    5.875%, 07/01/01                                             220
             Department of Budget & Finance, Special Purpose Mortgage,
             St. Francis Medical Center Project, RB, FSA Insured
      930    6.500%, 07/01/22                                             985
             Harbor Capital Improvement, Ser 1992, RB, FGIC Insured
      225    6.500%, 07/01/19                                             239
             Harbor Capital Improvement, RB, MBIA Insured
      500    5.400%, 07/01/09                                             501
             Harbor Capital Improvement, RB, MBIA Insured
      500    5.250%, 07/01/11                                             487

BISHOP STREET FUNDS
HAWAII MUNICIPAL BOND FUND -- STATEMENT OF NET ASSETS
(CONTINUED)

        Face                                                          Market
       Amount                                                          Value
        (000)                                                          (000)
       -------                                                        -------
                          MUNICIPAL BONDS -- CONTINUED
               Harbor Capital Improvement, RB, MBIA Insured
       $480    7.000%, 07/01/17                                      $    517
               Hawaii County, GO, MBIA Insured
        250    6.850%, 12/01/02                                           255
               Hawaii County, Hawaii Refunding and Improvement, GO,
               Ser A, FGIC Insured
        320    5.300%, 05/01/05                                           331
               Hawaii County, Ser A, GO, FGIC Insured
        450    5.600%, 05/01/12                                           465
               Hawaii County, Ser A, GO, FGIC Insured
        190    5.600%, 05/01/13                                           196
               Honolulu City & County Board of Water Supply, RB
        250    5.250%, 07/01/07                                           255
               Honolulu City & County Board of Water Supply, RB
        750    5.800%, 07/01/16                                           764
               Honolulu City & County Mortgage, Smith Berentia, Ser A,
               RB, FHA & MBIA Insured
        100    7.800%, 07/01/24                                           108
               Honolulu City & County Ser A, GO
        245    5.700%, 04/01/09                                           257
               Honolulu City & County Waipahu Towers Project, Ser A, RB,
               GNMA Collateral
        200    6.900%, 06/20/35                                           212
               Honolulu City & County, Ser A, GO
        150    6.000%, 01/01/10                                           161
               Honolulu City & County, Ser A, GO, MBIA Insured
        500    6.000%, 11/01/10                                           539
               Honolulu City & County, Ser D, GO, Pre-Refunded 12/01/00 @ 101
        500    6.900%, 12/01/08                                           545
               Kauai County, Refunding Ser A, GO, MBIA Insured
         50    5.400%, 02/01/04                                            52
               Kauai County, Ser B, GO, AMBAC Insured
        285    5.750%, 08/01/06                                           304
               Kauai County, Ser B, GO, MBIA Insured
        260    5.900%, 02/01/13                                           269
               Maui County, Board of Water Supply, Ser A, RB, FGIC Insured
        520    6.000%, 12/01/01                                           555
               Maui County, GO, FGIC Insured
        115    5.000%, 09/01/08                                           115
               Maui County, GO, FGIC Insured
        200    5.000%, 09/01/09                                           198
               Maui County, GO, FGIC Insured
        100    5.125%, 12/15/12                                            98
               Maui County, GO, MBIA Insured
        250    5.750%, 06/01/13                                           258

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

        Face                                                          Market
       Amount                                                          Value
        (000)                                                          (000)
       -------                                                        -------
                          MUNICIPAL BONDS -- CONTINUED
               Maui County, Refunding GO, FGIC Insured
    $   290    5.125%, 12/15/10                                      $    287
               Maui County, Ser A, GO, FGIC Insured
        250    5.750%, 01/01/11                                           255
               State Airport Systems, RB, FGIC Insured
        755    7.000%, 07/01/20                                           822
               State Airport Systems, RB, MBIA Insured
      1,000    6.250%, 07/01/06                                         1,086
               State Airport Systems, Ser 2, RB
         60    6.900%, 07/01/12                                            69
               State Airport Systems, RB, FGIC Insured
        300    7.200%, 07/01/00                                           322
               State GO, Ser CE
        250    5.250%, 06/01/11                                           248
               State GO, Ser CJ
        250    6.250%, 01/01/15                                           273
               State GO, Ser Cl
        300    5.250%, 03/01/16                                           289
               State GO, Ser CM, FGIC Insured
        500    6.000%, 12/01/09                                           543
               State GO, Ser CN, FGIC Insured
        500    5.500%, 03/01/14                                           503
               State Highway Project, RB
        275    5.250%, 07/01/10                                           275
               State Highway Project, RB
        510    5.000%, 07/01/11                                           490
               State Highway Project, RB
        500    5.250%, 07/01/12                                           492
               State Housing, Finance & Development Corporation,
               Affordable Rental Housing Program, Ser 1995 A, RB
        350    6.000%, 07/01/15                                           354
               State Housing, Finance & Development Corporation,
               Affordable Rental Housing Program, Ser 1995 A, RB
        250    6.050%, 07/01/22                                           253
               State Housing, Finance & Development Corporation,
               Single Family Mortgage Purchase, RB
      1,200    5.550%, 07/01/07                                         1,233
               State Housing, Finance & Development Corporation,
               Single Family Mortgage Purchase, Ser B, RB, FNMA Collateral
        595    5.700%, 07/01/13                                           603
               State Housing, Finance & Development Corporation,
               University of Hawaii Faculty Housing Project, RB, AMBAC Insured
        700    5.650%, 10/01/16                                           709
                                                                     --------
                                                                       22,067
                                                                     --------

BISHOP STREET FUNDS
HAWAII MUNICIPAL BOND FUND -- STATEMENT OF NET ASSETS
(CONCLUDED)

        Face                                                          Market
    Amount/Shares                                                      Value
        (000)                                                          (000)
       -------                                                        -------
                          MUNICIPAL BONDS -- CONCLUDED
PUERTO RICO -- 10.4%
             Commonwealth of Puerto Rico, GO, MBIA Insured
   $1,000    6.500%, 07/01/13                                        $  1,143
             Aqueduct & Sewer Revenue, RB, Callable 07/01/06 @101.50
             AMBAC Insured
      500    5.000%, 07/01/19                                             469
             Commonwealth Highway & Transportation Authority, Ser Z, FSA Insured
      500    6.000%, 07/01/18                                             544
             Housing, Banking & Finance Agency, Single Family Mortgage,
             Affordable Housing Mortgage Portfolio I, RB,
             GNMA/FNMA/FHLMC Collateral
      300    6.100%, 10/01/15                                             306
             Industrial Tourist Educational Medical Environmental Control
             Facilities Hospital Auxilio Muto Obligation Group, RB, MBIA Insured
      300    6.250%, 07/01/24                                             319
                                                                     --------
                                                                        2,781
                                                                     --------
VIRGIN ISLANDS -- 0.6%
               Housing Finance Authority, Single Family, GNMA Mortgage
               Backed Securities Program, Ser A, RB
        150    6.500%, 03/01/25                                           155
                                                                     --------

               TOTAL MUNICIPAL BONDS (Cost $25,026)                    25,590
                                                                     --------
                             CASH EQUIVALENT -- 2.2%
        227    Dreyfus Tax Exempt Cash Management Fund                    227
        122    Nuveen Federal Tax Exempt Money Market                     122
        240    SEI Institutional Tax Free Portfolio                       241
                                                                     --------
               TOTAL CASH EQUIVALENT (Cost $590)                          590
                                                                     --------
TOTAL INVESTMENTS (COST $25,616)-- 97.9%                               26,180
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET-- 2.1%                                  564
                                                                     --------

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                      Market
                                                                       Value
                                                                       (000)
                                                                      -------
                                   NET ASSETS:
Fund shares of Institutional Class A (unlimited authorization -- no par value)
   based on 1,729,185 outstanding shares of beneficial interest       $17,653
Fund Shares of Retail Class B (unlimited authorization -- no par value) based on
   851,714 outstanding shares of beneficial interest                    8,653
Undistributed net investment income                                        28
Accumulated net realized loss on investments                             (152)
Net unrealized appreciation on investments                                562
                                                                     --------
TOTAL NET ASSETS-- 100.0%                                             $26,744
                                                                     ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL CLASS A                             $10.36
                                                                     --------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE-- RETAIL CLASS B                                    $10.37
                                                                     --------

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

MONEY MARKET FUND & TREASURY MONEY MARKET FUND

Investment Adviser's Report:

In a widely predicted move, the Federal Reserve raised the Fed Funds rate at the end of the first quarter by 25 basis points to 5.50%. The fixed income markets immediately began to anticipate the possibility of additional increases in the months ahead. However, the Fed kept the rate unchanged in the second quarter, based on a slowing of the economy. The economic fundamentals that we have been focusing upon remain intact: slower economic growth, low inflation, favorable fiscal policies, and non-disruptive monetary policies. The Treasury market has been further supported by shrinking Government debt and increasing foreign investment. The yield on the 90 day U.S. T-Bill, now at 5.17%, is lower than at the beginning of the year, while other yields are approaching their lowest levels for the year.

The short term markets got a taste of credit deterioration in early 1997 as Mercury Finance, a lender in the higher risk "sub-prime" sector, faced a liquidity crisis and was unable to repay $500 million to its commercial paper investors. Once again, the mutual fund sponsors which distributed exposed funds digested the problem securities and no shareholders lost money. The Bishop
Street Money Market Funds had no exposure to this issue and continue to concentrate only on high quality corporate obligations.

Management Discussion & Analysis of Fund Performance:

The Money Market Fund's holdings are concentrated in commercial paper, floating rate notes, and bank notes/CDs. We increased the portfolios average weighted maturity in May to approximately 55 days after economic data suggested stable monetary policy. Going into June, we shortened the portfolio to take advantage of quarter-end interest rate pressures.

We allowed the Treasury Money Market Fund's average weighted maturity to roll down as we approached the May Fed meeting. As the Fed kept rates unchanged, we extended the portfolio in early June. As this portfolio consists primarily of repurchase agreements, we were able to take advantage of the corporate tax payment date, June 15th, and quarter end, June 30th, when there was pressure on the Fed Fund's rate.

With the Federal Reserve unlikely to move short term interest rates soon, the toughest issue facing the fixed income market now is deciding whether the economic cycle has turned or temporarily slowed following an extremely robust period. We are inclined to think of the slowdown as temporary given the high levels of employment and confidence which should translate into renewed consumer spending. This makes us cautious on the market following the recent sharp declines in yields.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

MONEY MARKET FUND -- STATEMENT OF NET ASSETS


        Face                                                          Market
       Amount                                                          Value
        (000)                                                          (000)
       -------                                                        -------
                            COMMERCIAL PAPER -- 61.7%
               Aon
     $6,500    5.841%, 08/18/97                                     $   6,451
               Associates
      7,500    5.764%, 08/25/97                                         7,436
               Avco Financial Services
      7,500    5.570%, 09/15/97                                         7,412
               Bank of New York
      7,780    5.550%, 07/14/97                                         7,764
               Bear Stearns
      7,500    5.689%, 07/07/97                                         7,493
               BT Securities
      7,500    5.600%, 07/25/97                                         7,472
               Centre Square Funding
      8,200    5.600%, 07/15/97                                         8,182
               Centric Funding
      3,000    5.570%, 07/10/97                                         2,996
               Centric Funding
      3,025    5.580%, 07/21/97                                         3,016
               CPC International
      7,000    5.600%, 08/20/97                                         6,946
               Delmarva Power & Light
      8,000    5.580%, 07/15/97                                         7,983
               Enterprise Funding
      6,119    5.696%, 07/21/97                                         6,100
               Falcon Asset Securitization
      8,000    5.706%, 07/22/97                                         7,974
               Fleet Funding
      4,570    5.570%, 07/31/97                                         4,549
               General Electric Credit
      6,815    5.550%, 07/30/97                                         6,785
               General Motors Acceptance
      6,000    5.495%, 07/14/97                                         5,988
               General Motors Acceptance
      3,000    5.800%, 11/14/97                                         2,934
               Island Finance Puerto Rico
      8,000    5.600%, 08/22/97                                         7,935
               Kitty Hawk Funding
      7,500    5.660%, 09/02/97                                         7,426
               Morgan Stanley Group
      8,000    5.580%, 07/21/97                                         7,975
               New Center Asset Trust
      8,000    5.280%, 08/14/97                                         7,948

BISHOP STREET FUNDS
MONEY MARKET FUND -- STATEMENT OF NET ASSETS
(CONTINUED)

        Face                                                          Market
       Amount                                                          Value
        (000)                                                          (000)
       -------                                                        -------
                          COMMERCIAL PAPER -- CONTINUED
               Private Export Funding
     $8,000    5.550%, 08/15/97                                     $   7,944
               Ranger Funding
      3,000    5.717%, 07/18/97                                         2,992
               Ranger Funding
      5,000    5.650%, 07/30/97                                         4,977
                                                                     --------

               TOTAL COMMERCIAL PAPER (Cost $154,678)                 154,678
                                                                     --------
                          FLOATING RATE NOTES -- 20.3%
               Bank of America (A)
      5,000    5.650%, 07/01/97                                         4,998
               Bank One (A)
      9,000    5.660%, 07/01/97                                         8,995
               CoreStates Capital (A)
      5,000    5.610%, 07/21/97                                         5,000
               Key Bank (A)
     10,000    5.600%, 07/01/97                                         9,998
               Peoples Security Life (A)
     10,000    5.960%, 07/01/97                                        10,000
               SMM Trust 96-B (A)
      2,000    5.738%, 07/07/97                                         2,000
               Travelers Insurance (A)
      8,000    5.687%, 07/01/97                                         8,000
               Travelers Insurance (A)
      2,000    5.687%, 07/01/97                                         2,000
                                                                     --------
               TOTAL FLOATING RATE NOTES  (Cost $50,991)               50,991
                                                                     --------
                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 15.7%
               BankAmerica
      4,000    5.570%, 11/07/97                                         3,994
               Chase Manhattan Bank
     10,000    5.500%, 07/01/97                                        10,000
               First National Bank of Boston
      7,500    5.690%, 10/14/97                                         7,500
               Morgan Guaranty NY
      5,000    5.965%, 06/22/98                                         4,998
               Regions Bank
      5,000    5.650%, 10/31/97                                         5,000
               Wilmington Trust
      3,000    5.430%, 08/19/97                                         3,000
               Wilmington Trust
      5,000    5.900%, 11/19/97                                         5,000
                                                                     --------
               TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $39,492) 39,492
                                                                     --------

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

        Face                                                          Market
       Amount                                                          Value
        (000)                                                          (000)
       -------                                                        -------
                           BANKERS ACCEPTANCE -- 2.0%
               Bank of Hawaii
     $5,000    5.650%, 09/10/97                                      $  4,944
                                                                     --------
               TOTAL BANKERS ACCEPTANCE (Cost $4,944)                   4,944
                                                                     --------
                          REPURCHASE AGREEMENTS -- 0.4%
               Lehman Brothers
               6.00%, dated 06/30/97, matures 07/01/97, repurchase
               price $879,147 (collateralized by U.S. Treasury STRIPS,
               par value $4,150,000, 0.00%, matures 05/15/19:
        879    market value $911,631)                                     879
                                                                     --------

               TOTAL REPURCHASE AGREEMENTS (Cost $879)                    879
                                                                     --------

TOTAL INVESTMENTS (COST$250,984)-- 100.1%                             250,984
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                                 (183)
                                                                     --------
                                   NET ASSETS:
Fund shares of Institutional  Class A (unlimited  authorization -- no par value)
   based on 246,721,800 outstanding shares of beneficial interest     246,721
Fund Shares of Retail Class B (unlimited authorization -- no par value) based on
   4,107,936 outstanding shares of beneficial interest                  4,108
Undistributed net investment income                                         4
Accumulated net realized loss on investments                              (32)
                                                                     --------
TOTAL NET ASSETS --100.0%                                            $250,801
                                                                     ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE--INSTITUTIONAL CLASS A                               $1.00
                                                                     --------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE-- RETAIL CLASS B                                     $1.00
                                                                     --------

(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BISHOP STREET FUNDS
TREASURY MONEY MARKET FUND -- STATEMENT OF NET ASSETS

        Face                                                          Market
      Amount                                                           Value
       (000)                                                           (000)
      -------                                                         -------
                       U.S. TREASURY OBLIGATIONS -- 11.0%
               U.S. Treasury Notes
     $5,000    5.250%, 12/31/97                                     $   4,990
      4,000    5.125%, 02/28/98                                         3,983
      5,000    5.125%, 03/31/98                                         4,979
      6,000    6.125%, 03/31/98                                         6,017
      4,000    5.875%, 04/30/98                                         4,000
                                                                     --------

               TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,969)          23,969
                                                                     --------
                         REPURCHASE AGREEMENTS -- 89.3%
               Chase Manhattan
               5.95%, dated 06/30/97, matures 07/01/97, repurchase
               price $45,007,438 (collateralized by various U.S. Treasury
               Bills, total par value $44,289,000, 10/23/97-06/25/98, various
               U.S. Treasury Notes, total par value $3,029,000, 6.25%-7.12%,
     45,000    06/30/98-02/15/07: total market value $45,901,962)      45,000

               Greenwich
               6.03%, dated 06/30/97, matures 07/01/97, repurchase  price
               $40,006,700 (collateralized by various U.S. Treasury Notes, total par value $40,465,000, 5.00%-5.875%, 02/15/99-03/31/99:
     40,000    total market value $40,803,807)                         40,000

               JP Morgan
               5.95%, dated 06/30/97, matures 07/01/97, repurchase price
               $29,843,932 (collateralized by U.S. Treasury Note, par value
               $28,820,000, 8.25%, matures 07/15/98: market
     29,839    value $30,594,779)                                      29,839

               Lehman Brothers
               6.00%, dated 06/30/97, matures 07/01/97, repurchase price
               $35,005,833 (collateralized by various U.S. Treasury STRIPS, total par value $51,909,000, 0.00%, 08/15/01-05/15/14: total
     35,000    market value $36,708,834)                               35,000

               UBS
               5.95%,  dated  06/30/97,   matures  07/01/97,   repurchase  price
               $45,007,438 (collateralized by various U.S. Treasury Bonds, total par value $36,840,000, 8.125%-9.00%, 11/15/18-08/15/20:
     45,000    total market value $45,904,730)                         45,000
                                                                     --------

               TOTAL REPURCHASE AGREEMENTS (COST$194,839)             194,839
                                                                     --------

TOTAL INVESTMENTS (COST $218,808)-- 100.3%                            218,808
                                                                     --------

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

                                                                      Market
                                                                       Value
                                                                       (000)
                                                                      -------

OTHER ASSETS AND LIABILITIES, NET (0.3%)                             $   (730)
                                                                     --------
                                   NET ASSETS:
Fund shares of Institutional  Class A (unlimited  authorization -- no par value)
   based on 218,101,308 outstanding shares of beneficial interest     218,102
Distributions in excess of net investment income                           (2)
Accumulated net realized loss on investments                              (22)
                                                                     --------
TOTAL NET ASSETS -- 100.0%                                           $218,078
                                                                     ========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS A                             $1.00
                                                                     --------

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BISHOP STREET FUNDS

STATEMENTS OF OPERATIONS                                             (UNAUDITED)
(IN THOUSANDS)

                                                    High       Hawaii           Treasury
                                                    Grade    Municipal   Money    Money
                                         Equity    Income      Bond     Market   Market
                                        Fund (2)  Fund (2)     Fund      Fund     Fund
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                      $   79       $650      $699   $6,892    $5,451
   Dividend Income                         408         --        --       --        --
-----------------------------------------------------------------------------------------
   Total Investment Income                 487        650       699    6,892     5,451
-----------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fee                  181         61        45      368       301
   Investment Adviser Fee Waiver           (46)       (27)      (43)    (117)     (187)
   Management Fee                           49         20        26      245       200
   Management Fee Waiver                   (12)        (5)      (24)    (110)      (93)
   Shareholder Servicing Fee                50         21        23      207       174
   Shareholder Servicing Fee Waiver        (30)       (12)      (20)    (128)     (104)
   Custody Fees                              8          2         2       27        10
   Transfer Agent Fees                      11          6        16       43        28
   Registration Fees                        10          4        --        6        21
   Distribution Fees (1)                    --         --         9        2        --
   Distribution Fee Waiver                  --         --        (9)      --        --
   Trustees Fees                             4          1         2       15        10
   Printing Fees                             3          2         1       20        15
   Professional Fees                         6          2         2       35        34
   Amortization of Deferred
      Organizational Costs                   1          1        --        5         2
   Miscellaneous Expenses                    9          4         2       12         7
-----------------------------------------------------------------------------------------
           Total Expenses                  244         80        32      630       418
-----------------------------------------------------------------------------------------
   Net Investment Income                   243        570       667    6,262     5,033
-----------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments   (636)         1        (7)      (1)      (36)
Change in Unrealized Appreciation
   (Depreciation) on Investments         7,298        (59)       66       --        --
-----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                        6,662        (58)       59       (1)      (36)
-----------------------------------------------------------------------------------------
Increase in Net Assets
   Resulting from Operations            $6,905       $512      $726   $6,261    $4,997
=========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) ALL DISTRIBUTION FEES ARE INCURRED IN THE RETAIL CLASS B.
(2) COMMENCED OPERATIONS ON JANUARY 31, 1997.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
STATEMENTS OF CHANGES IN NET ASSETS                                  (UNAUDITED)
(IN THOUSANDS)

                                                            Equity          High Grade
                                                             Fund           Income Fund
-----------------------------------------------------------------------------------------
                                                           01/31/97          01/31/97
                                                        to 06/30/97 (1)   to 06/30/97 (1)
-----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                  $   243           $   570
   Net Realized Gain (Loss) on Investments                   (636)                1
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                         7,298              (59)
-----------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations            6,905               512
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class A Shares                            (243)             (570)
   Capital Gains:
     Institutional Class A Shares                              --                --
-----------------------------------------------------------------------------------------
         Total Distributions                                 (243)             (570)
-----------------------------------------------------------------------------------------
Change in Net Assets                                        6,662               (58)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class A Shares:
     Proceeds from Shares Issued                           57,491            24,397
     Reinvestments of Cash Distributions                      243               570
     Cost of Shares Redeemed                               (1,100)               --
-----------------------------------------------------------------------------------------
         Total Institutional Capital Share Transactions    56,634            24,967
-----------------------------------------------------------------------------------------
Net Increase in Net Assets
   From Share Transactions                                 56,634            24,967
-----------------------------------------------------------------------------------------
   Total Increase in Net Assets                            63,296            24,909
-----------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                         --                --
-----------------------------------------------------------------------------------------
   End of Period                                          $63,296           $24,909
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
   Institutional Class A Shares:
     Shares Issued                                          5,748             2,439
     Shares Issued in Lieu of Cash Distributions               23                58
     Shares Redeemed                                         (103)               --
-----------------------------------------------------------------------------------------
         Total Institutional Capital Share Transactions     5,668             2,497
-----------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Shares                 $ 5,668           $ 2,497
=========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON JANUARY 31, 1997.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BISHOP STREET FUNDS
STATEMENT OF CHANGES IN NET ASSETS                                   (UNAUDITED)
(IN THOUSANDS)

                                                                      Hawaii Municipal
                                                                          Bond Fund
--------------------------------------------------------------------------------------------
                                                                     01/01/97    01/01/96
                                                                    to 06/30/97 to 12/31/96
--------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                              $   667   $ 1,196
   Net Realized Loss on Investments                                        (7)     (145)
   Change in Unrealized Appreciation on Investments                        66         9
--------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations                          726     1,060
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class A Shares                                        (438)     (717)
     Retail Class B Shares                                               (229)     (451)
   Capital Gains:
     Institutional Class A Shares                                           --      (25)
     Retail Class B Shares                                                  --      (16)
--------------------------------------------------------------------------------------------
         Total Distributions                                             (667)   (1,209)
--------------------------------------------------------------------------------------------
Changes in Net Assets                                                      59      (149)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class A Shares:
     Proceeds from Shares Issued                                        3,001     7,259
     Reinvestments of Cash Distributions                                  166       275
     Cost of Shares Redeemed                                             (701)   (1,460)
--------------------------------------------------------------------------------------------
         Total Institutional Capital Share Transactions                 2,466     6,074
--------------------------------------------------------------------------------------------
   Retail Class B Shares:
     Proceeds from Shares Issued                                          403     4,344
     Reinvestments of Cash Distributions                                  135       310
     Cost of Shares Redeemed                                             (568)   (2,443)
--------------------------------------------------------------------------------------------
         Total Retail Capital Share Transactions                          (30)    2,211
--------------------------------------------------------------------------------------------
Net Increase in Net Assets From Capital Share Transactions              2,436     8,285
--------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                         2,495     8,136
--------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                                 24,249    16,113
--------------------------------------------------------------------------------------------
   End of Period                                                      $26,744   $24,249
============================================================================================
CAPITAL SHARE TRANSACTIONS:
   Institutional Class A Shares:
     Shares Issued                                                        291       709
     Shares Issued in Lieu of Cash Distributions                           16        27
     Shares Redeemed                                                      (69)     (144)
--------------------------------------------------------------------------------------------
         Total Institutional Capital Share Transactions                   238       592
--------------------------------------------------------------------------------------------
   Retail Class B Shares:
     Shares Issued                                                         39       424
     Shares Issued in Lieu of Cash Distributions                           14        30
     Shares Redeemed                                                      (55)     (239)
--------------------------------------------------------------------------------------------
         Total Retail Capital Share Transactions                           (2)      215
--------------------------------------------------------------------------------------------
Net Increase in Capital Shares                                            236       807
============================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
STATEMENTS OF CHANGES IN NET ASSETS                                  (UNAUDITED)
(IN THOUSANDS)

                                                                             Treasury
                                                  Money Market             Money Market
                                                      Fund                     Fund
----------------------------------------------------------------------------------------------
                                               01/01/97     01/01/96   01/01/97   05/01/96 (1)
                                              to 06/30/97 to 12/31/96 to 06/30/97 to 12/31/96
----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                      $   6,262  $ 16,365   $   5,033  $   5,219
   Net Realized Gain (Loss) on Investments           (1)      (35)        (36)        14
----------------------------------------------------------------------------------------------
Increase in Net Assets Resulting From Operations  6,261    16,330       4,997      5,233
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class A Shares                (6,152)  (16,188)     (5,035)    (5,219)
     Retail Class B Shares                         (107)     (176)         --         --
   Capital Gains:
     Institutional Class A Shares                    --        --          --         --
     Retail Class B Shares                           --        --          --         --
----------------------------------------------------------------------------------------------
         Total Distributions                     (6,259)  (16,364)     (5,035)    (5,219)
----------------------------------------------------------------------------------------------
Changes in Net Assets                                 2       (34)        (38)        14
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class A Shares:
     Proceeds from Shares Issued                267,341   541,728     800,036  1,011,211
     Reinvestments of Cash Distributions              3        13          --         --
     Cost of Shares Redeemed                   (294,777) (572,703)   (762,121)  (831,024)
----------------------------------------------------------------------------------------------
         Total Institutional Capital Share
           Transactions                         (27,433)  (30,962)     37,915    180,187
----------------------------------------------------------------------------------------------
   Retail Class B Shares:
     Proceeds from Shares Issued                  1,135     4,790          --         --
     Reinvestments of Cash Distributions            103       148          --         --
     Cost of Shares Redeemed                     (1,649)   (4,077)         --         --
----------------------------------------------------------------------------------------------
         Total Retail Capital Share Transactions   (411)      861          --         --
----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   From Capital Share Transactions              (27,844)  (30,101)     37,915    180,187
----------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets      (27,842)  (30,135)     37,877    180,201
----------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                          278,643   308,778     180,201         --
----------------------------------------------------------------------------------------------
   End of Period                               $250,801  $278,643    $218,078   $180,201
==============================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON MAY 1, 1996.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

N

BISHOP STREET FUNDS                          SEMI-ANNUAL REPORT -- JUNE 30, 1997

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                              INVESTMENT ACTIVITIES             DISTRIBUTIONS FROM
                        -----------------------------------     ------------------


                                                   NET                                                              RATIO OF
                           NET                   REALIZED                             NET                  NET      EXPENSES
                          ASSET                    AND                               ASSET                ASSETS,      TO
                          VALUE,      NET       UNREALIZED       NET                 VALUE,               END OF    AVERAGE
                        BEGINNING INVESTMENT  GAIN (LOSS) ON  INVESTMENT   CAPITAL   END OF      TOTAL    PERIOD       NET
                        OF PERIOD   INCOME      INVESTMENTS     INCOME      GAINS    PERIOD    RETURN (7)  (000)     ASSETS
                        --------- ----------  --------------  ----------   -------   ------    ---------- ------    -------
------------
EQUITY FUND
------------
INSTITUTIONAL CLASS A
1997(1):                 $10.00       $0.04       $ 1.17      $(0.04)         --     $11.17    12.16%+  $ 63,296     1.00%*
----------------------
HIGH GRADEINCOME FUND
----------------------
INSTITUTIONAL CLASS A
1997(1):                 $10.00       $0.23       $(0.02)     $(0.23)         --    $  9.98     2.17%+  $ 24,909     0.80%*
---------------------------
HAWAII MUNICIPAL BOND FUND
---------------------------
INSTITUTIONAL CLASS A
1997:                    $10.34       $0.27       $ 0.02      $(0.27)         --     $10.36     2.82%+  $ 17,913     0.25%*
1996:                    $10.47       $0.55       $(0.12)     $(0.55)     $(0.01)    $10.34     4.21%   $ 15,408     0.21%
1995(2):                 $10.00       $0.45       $ 0.47      $(0.45)         --     $10.47    10.91%++ $  9,411     0.27%*

RETAIL CLASS B
1997:                    $10.35       $0.27       $ 0.02      $(0.27)         --     $10.37     2.82%+  $  8,831     0.25%*
1996:                    $10.47       $0.55       $(0.11)     $(0.55)     $(0.01)    $10.35     4.31%   $  8,841     0.21%
1995(3):                 $10.00       $0.45       $ 0.47      $(0.45)         --     $10.47    10.85%++ $  6,702     0.33%*
------------------
MONEY MARKET FUND
------------------
INSTITUTIONAL CLASS A
1997:                     $1.00       $0.03        --         $(0.03)         --    $  1.00     5.12%++ $246,695     0.50%*
1996:                     $1.00       $0.05        --         $(0.05)         --    $  1.00     5.12%   $274,125     0.49%
1995(4):                  $1.00       $0.05        --         $(0.05)         --    $  1.00     5.67%++ $305,120     0.50%*

RETAIL CLASS B
1997:                     $1.00       $0.02        --         $(0.02)         --    $  1.00     5.04%++ $  4,106     0.60%*
1996:                     $1.00       $0.05        --         $(0.05)         --    $  1.00     5.02%   $  4,518     0.59%
1995(5):                  $1.00       $0.05        --         $(0.05)         --    $  1.00     5.55%++ $  3,658     0.60%*
---------------------------
TREASURY MONEY MARKET FUND
---------------------------
INSTITUTIONAL CLASS A
1997:                     $1.00       $0.02        --         $(0.02)         --    $  1.00     5.04%++ $218,078     0.42%*
1996(6):                  $1.00       $0.03        --         $(0.03)         --    $  1.00     5.08%++ $180,201     0.42%*




                                                         RATIO OF
                                                       NET INVESTMENT
                            EXPENSES TO     RATIO OF     INCOME TO
                               AVERAGE        NET         AVERAGE
                             NET ASSETS    INVESTMENT    NET ASSETS
                           EXCLUDING FEE   INCOME TO   EXCLUDING FEE  PORTFOLIO    AVERAGE
                             WAIVERS AND    AVERAGE     WAIVERS AND   TURNOVER   COMMISSION
                           REIMBURSEMENTS  NET ASSETS  REIMBURSEMENTS   RATE       RATE (8)
                           --------------  ----------  -------------- ---------  ----------
------------
EQUITY FUND
------------
INSTITUTIONAL CLASS A
1997(1):                      1.23%*         0.99%*        0.76%*       13%        $0.0705
----------------------
HIGH GRADEINCOME FUND
----------------------
INSTITUTIONAL CLASS A
1997(1):                      1.12%*         5.67%*        5.35%*       11%         n/a
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS A
1997:                         0.77%*         5.22%*        4.70%*       17%         n/a
1996:                         0.85%          5.33%         4.68%        27%         n/a
1995(2):                      1.10%*         5.24%*        4.40%*       68%         n/a

RETAIL CLASS B
1997:                         0.98%*         5.22%*        4.49%*       17%         n/a
1996:                         1.05%          5.33%         4.48%        27%         n/a
1995(3):                      1.45%*         5.14%*        4.02%*       68%         n/a
------------------
MONEY MARKET FUND
------------------
INSTITUTIONAL CLASS A
1997:                         0.69%*         5.12%*        4.93%*       --          n/a
1996:                         0.60%          5.01%         4.90%        --          n/a
1995(4):                      0.66%*         5.50%*        5.34%*       --          n/a

RETAIL CLASS B
1997:                         0.79%*         5.02%*        4.83%*       --          n/a
1996:                         0.76%          4.91%         4.74%        --          n/a
1995(5):                      0.76%*         5.26%*        5.10%*       --          n/a
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS A
1997:                         0.70%*         5.03%*        4.75%*       --          n/a
1996(6):                      0.65%*         4.96%*        4.74%*       --          n/a


+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
++ TOTAL RETURN HAS BEEN ANNUALIZED.
*  ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON JANUARY 31, 1997.
(2) COMMENCED OPERATIONS ON FEBRUARY 15, 1995.
(3) COMMENCED OPERATIONS ON FEBRUARY 16, 1995.
(4) COMMENCED OPERATIONS ON JANUARY 30, 1995.
(5) COMMENCED OPERATIONS ON FEBRUARY 17, 1995.
(6) COMMENCED OPERATIONS ON MAY 1, 1996.
(7) TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES CHARGE FOR THE HAWAII MUNICIPAL BOND FUND.
(8) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36 & 37

BISHOP STREET FUNDS
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of a series of five funds (the "Funds") which includes the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. The Bishop Street Funds Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Trust.
SECURITY VALUATION
   Bishop Street Fund investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day, other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
     Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding periods.
Interest income is recorded on the accrual basis.
DISCOUNTS AND PREMIUMS
   Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method which approximates the effective interest method.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

REPURCHASE AGREEMENTS
     Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
CLASSES
     Class specific expenses are borne by that class. Income, nonclass specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.
EXPENSES
     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income are declared daily and paid on a monthly basis for the High Grade Income Fund, Hawaii Municipal Bond Fund, the Money Market Fund and the Treasury Money Market Fund. The Equity Fund declares and pays such dividends on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds.
FEDERAL INCOME TAXES
     It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.
ORGANIZATION COSTS
   Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organization costs, the redemption proceeds payable to the holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

BISHOP STREET FUNDS

3. INVESTMENT ADVISORY AGREEMENT
   Investment advisory services are provided to the Funds by First Hawaiian Bank (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity Fund, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and .30% of the Money Market and Treasury Money Market Funds. The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of a Fund.
   Wellington Management Company (The "Sub-Adviser") serves as the investment sub-adviser for the Money Market Fund and the Treasury Money Market Fund pursuant to a sub-adviser agreement. The Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Fund up to $500 million and 0.020% of the average daily net assets of the Fund in excess of $500 million.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Fund Resources ("SEI"), a wholly owned subsidiary of SEI
Investments, acts as the Trust's Administrator. Under the terms of the Agreement, SEI is entitled to receive an annual fee of 0.20% of the average daily net assets of each Fund. SEI has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
   SEI Investments Distribution Co. ("SEI Investments"), wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated January 27, 1995. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan under which such shares of the Funds bear distribution expenses and related service fees at the annual rate of 0.10% and 0.25% of their average daily net assets for the Money Market Fund and Hawaii Municipal Bond Fund, respectively. SEI Investments has voluntarily agreed to waive the distribution charge for the Hawaii Municipal Bond Fund in order to limit operating expenses for the Retail Class B shares. Effective May 15, 1997 The Board of Trustees terminated the Distribution Plan for Retail Class B shares that had previously been approved pursuant to Rule 12b-1.
   Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

                                             SEMI-ANNUAL REPORT -- JUNE 30, 1997
                                                                     (UNAUDITED)

5. INVESTMENT TRANSACTIONS
      The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended June 30, 1997 are presented below for the Funds.

      FUND INVESTMENT TRANSACTIONS



                                     EQUITY        HIGH GRADE         HAWAII MUNICIPAL
                                      FUND         INCOME FUND            BOND FUND
                                    --------       -----------        ----------------
Purchases
  U.S. Government Securities       $        --     $18,418,398           $       --
  Other                             60,788,932       7,698,976            6,682,950

Sales
  U.S. Government Securities        $       --      $1,701,531           $       --
  Other                              7,180,012         680,106            4,282,101


      At June 30, 1997 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate unrealized appreciation (depreciation) on securities at June 30, 1997 for the Funds is as follows:



                                     EQUITY        HIGH GRADE         HAWAII MUNICIPAL
                                      FUND         INCOME FUND            BOND FUND
                                    ----------     -----------        ----------------
Gross Unrealized Appreciation       $7,830,920        $ 17,600             $580,916

Gross Unrealized Depreciation         (533,258)        (76,987)             (18,299)
                                    ----------        --------             --------
 Net Unrealized Appreciation
   (Depreciation)                   $7,297,662        $(59,387)            $562,617
                                    ==========        ========             ========

                                     NOTES

                                     NOTES

                                     NOTES

                           [BISHOP STREET FUNDS LOGO]

                        THANK YOU FOR YOUR INVESTMENT IN
                              BISHOP STREET FUNDS.


-----------------------------------------------------------------------------
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS SUBSIDIARIES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO. SERVES AS DISTRIBUTOR FOR BISHOP STREET FUNDS AND IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK.
-----------------------------------------------------------------------------

[BISHOP STREET LOGO]

INVESTMENT ADVISER
FIRST HAWAIIAN BANK
HONOLULU, HI 96813

ADMINISTRATOR
SEI FUND RESOURCES
WAYNE, PA 19087

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS INC.
KANSAS CITY, MO 64141

CUSTODIAN
CHASE MANHATTAN BANK
NY, NY 10041

LEGAL COUNSEL
MORGAN,LEWIS & BOCKIUS LLP
PHILADELPHIA, PA 19103

AUDITORS
COOPERS & LYBRAND LLP
PHILADELPHIA, PA 19103

                           FOR MORE INFORMATION ABOUT
                              BISHOP STREET FUNDS,
                               CALL 1-800-262-9565
                          OR YOUR INVESTMENT SPECIALIST

BSF-F-004-03